Stockholders' Deficit (Q2)	4 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Stockholders' Deficit [Abstract]
Stockholders' Deficit

Note 10 – Stockholders’ Deficit

Preferred stock

The Company is authorized to issue 20,000,000 shares of $0.001 par value preferred stock as of December 31, 2018, August 31, 2018, and August 31, 2017.  The Company has 1,000 shares of Series A preferred stock issued and outstanding as of December 31, 2018, August 31, 2018, and August 31, 2017.

Series B Convertible Preferred Stock

On May 30, 2018, the Company authorized 805,000 shares of Series B Convertible Preferred Stock. The Series B Convertible Preferred Stock has a stated value of $0.99 per share; is convertible to common stock at a price of $0.78 per share, based upon stated value; and accrues dividends at the rate of 10% per annum on the stated value. The Series B Convertible Preferred Stock has voting rights equal to those of the underlying common stock. Under certain default condition, the Series B Convertible Preferred Stock is subject to mandatory redemption at 125%, and the conversion price resets to 75% of the market price of the Company’s common stock.

On May 30, 2018, the Company issued 803,969.73 shares of Series B Convertible Preferred Stock for the conversion of debt. The Company began to accrue dividends on the Series B Convertible Preferred Stock on June 1, 2018. From June 1, 2018 through August 31, 2018, the Company accrued dividends in the amount of $20,280 on the Series B Convertible Preferred Stock; from September 1, 2018 through October 22, 2018, the Company accrued dividends in the amount of $11,339 on the Series B Convertible Preferred Stock. On October 22, 2018, all 803,969.73 outstanding shares of the Series B Convertible Preferred Stock and accrued dividends in the amount of $31,619 were exchanged for shares of the Company’s Series E Convertible Preferred Stock. At December 31, 2018, August 31, 2018, and August 31, 2017, there were 0, 803,969.73 and 0 shares of the Series B Convertible Preferred Stock outstanding, respectively.

SeriesEConvertible Preferred Stock

On October 22, 2018, the Company authorized 2,900,000 shares of its Series E Convertible Preferred Stock. The Series E Convertible Preferred Stock has a stated value of $0.99 per share; is convertible to common stock at a price of $0.78 per share, based upon stated value; and accrues dividends at the rate of 10% per annum on the stated value. The Series E Convertible Preferred Stock has voting rights equal to those of the underlying common stock. Under certain default condition, the Series E Convertible Preferred Stock is subject to mandatory redemption at 125%, and the conversion price resets to 75% of the market price of the Company’s common stock.

On October 22, 2018, the Company entered into an Exchange Agreement whereby the following were exchanged for 2,846,355.54 shares of Series E Convertible Preferred Stock: (i) Convertible debt and accrued interest in the amounts of $1,027,202 and $66,299, respectively; (ii) 803,969.73 shares of Series B Convertible Preferred Stock; (iii) accrued dividends in the amount $31,619 on the Series B Convertible Preferred Stock; and (iv) outstanding warrants to purchase 463,631 shares of the Company’s common stock. A derivative liability in the amount of $2,003,390 related to the convertible debt and was also settled pursuant to the Exchange Agreement. The Company valued the 2,846,355.14 shares of Series E Convertible Preferred Stock at $2,022,766, and recorded a gain in the amount of $472,267 on the Exchange Agreement during the Transition Period ended December 31, 2018. The Company accrued dividends in the amount of $53,501 on the Series E Preferred Stock during the Transition Period ended December 31, 2018. At December 31, 2018, August 31, 2018, and August 31,2017, there were 2,846,355.54, 0 and 0 shares of the Series E Convertible Preferred Stock outstanding, respectively.

Common stock

The Company was authorized to issue 580,000,000 shares of $0.001 par value common stock as of December 31, 2018, August 31, 2018, and August 31, 2017.  On April 22, 2019, the Company filed a certificate of amendment of certificate of incorporation with the State of Delaware which reduced the number of authorized shares of common stock to 88,000,000. The Company has 3,415,859, 3,064,763 and 3,008,730 shares of common stock issued and outstanding as of December 31, 2018, August 31, 2018 and August 31, 2017, respectively.

On March 14, 2019, the Company filed a certificate of amendment of Certificate of Incorporation with the Delaware Secretary of State to effect a one-for-26 reverse split of common stock effective March 15, 2019. All of the common stock amounts and per share amounts in these financial statements and footnotes have been retroactively adjusted to reflect the effect of this reverse split.

Transition Period Ended December 31, 2018:

On November 28, 2018, the Company repurchased 1,048,904 shares of the Company’s common stock from two shareholders in a series of private transactions. The Shares were repurchased by the Company for the par value of the Shares or a total of $27,271.

On December 12, 2018, the Company closed a private placement offering (the “December Offering”) of 1,425,641 units (the “Units”), each unit consisting of (i) one share of the Company’s common stock, par value $0.001 per share and (ii) a warrant to purchase one half of a share of Common Stock. The Units were offered at a fixed price of $1.95 per Unit for gross proceeds of $2,779,840. Costs associated with the December Offering were $122,741, and net proceeds were $2,657,099. $2,607,099 of the net proceeds were received by the Company during the period ended December 31, 2018 for the sale of 1,400,000 common shares, and $50,000 of the net proceeds were received on January 8, 2019 for the sale of 25,641 common shares. The Warrants are exercisable over a two-year period at the initial exercise price of $3.90 per share. The Company entered into a Securities Purchase Agreement, dated as of the Closing Date (the “SPA”) with each investor in the December Offering.

In connection with the December Offering, the Company also entered into a Registration Rights Agreement, dated as of the Closing Date (the “Registration Rights Agreement”) with each investor in the Offering. Pursuant to the Registration Rights Agreement, the Company agreed to use commercially reasonable efforts to file with the Securities and Exchange Commission a registration statement on Form S-1 (or other applicable form) within 60 days following the Closing Date to register the resale of the shares of Common Stock sold in the Offering and shares of Common Stock issuable upon exercise of the Warrants.

Year Ended August 31, 2018:

On September 28, 2017, the Company issued 8,013 shares of common stock, for the conversion of $16,347 of principal and $8,653 of accrued interest of convertible notes payable.

On November 15, 2017, the Company issued 9,615 shares of common stock, for the conversion of $17,518 of principal and $12,482 of accrued interest of convertible notes payable.

On January 29, 2018, the Company issued 38,405 shares of common stock, for the conversion of $28,148 of principal and $1,808 of accrued interest of convertible notes payable.

Year ended August 31, 2017

On January 4, 2017, the Company issued 1,346 shares of common stock, valued at $68,950 as commitment shares to convertible note holders.  These shares were issued at fair value based on the market price at issuance of $46.80 per share.

On May 2, 2017, the Company issued 8,013 shares of common stock, for the conversion of $15,000 of principal and $10,000 of accrued interest of convertible notes payable.

On June 2, 2017, the Company issued 8,013 shares of common stock, for the conversion of $25,000 of principal of convertible notes payable.

Warrants

The following table summarizes the significant terms of warrants outstanding at December 31, 2018:

Range of exercise Prices	Number of warrants Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding Warrants	Number of warrants Exercisable	Weighted average exercise price of exercisable Warrants
$3.90	700,000	1.96	$3.90	700,000	$3.90

Total	700,000	1.96	$3.90	700,000	$3.90

Transactions involving warrants are summarized as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
Warrants outstanding at August 31, 2016	-	$-
Issued	-	-
Exercised	-	-
Cancelled / Expired	-	-
Warrants outstanding at August 31, 2017	-	-
Issued	1,040,554	$0.26
Exercised	-
Cancelled / Expired	(576,923)	0.26
Warrants outstanding at August 31, 2018	463,631	$0.26
Issued	700,000	3.90
Exercised
Cancelled / Expired	(463,631)	0.26

Warrants outstanding at December 31, 2018	700,000	$3.90

During the year ended August 31, 2018, the Company issued an aggregate of 79,016 five-year warrants at an exercise price of $0.26 in connection with convertible debt. The Company also issued 961,538 five-year warrants at an exercise price of $0.26 in connection with discontinued operations; of these, 576,923 were cancelled pursuant to the restructuring of discontinued operations; see note 3.

On October 22, 2018, the Company exchanged 463,631 warrants along with certain additional securities for shares of Series E Convertible Preferred Stock.

On December 12, 2018, the Company closed the December Offering which included the issuance of 700,000 warrants (the “December Warrants”) with an exercise price of $3.90 per share. The holders of the December Warrants have an option to settle in cash in the event of a change of control of the Company. The Company considers the December 2018 warrants to be derivative liabilities, and calculated the fair value of the December 2018 warrants by utilizing a Lattice Model that values the warrant based upon a probability weighted discounted cash flow model.

At December 31, 2018, outstanding warrants had an intrinsic value of $5,095,996. Intrinsic value is the difference between the exercise price of the warrants and the market price of the Company’s stock, which was $11.18 at December 31, 2018.

Stock Options

On December 21, 2018, the Company issued 19,231 options to each of Michael Young, the Company’s chairman, and to David Lelong, the Company’s President, Chief Financial Officer and Secretary (an aggregate of 38,462 options). These options have a five-year term, an exercise price of $6.76 and vest quarterly over a one-year period beginning January 1, 2019. The fair value of each grant of 19,231 options was $154,983. The Company used the Black-Scholes pricing model to determine the fair value of the options.

The following table summarizes the significant terms of options outstanding at December 31, 2018:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
prices	outstanding	life (years)	options	exercisable	options
$6.76	38,462	4.98	$6.76	0	N/A

Aggregate intrinsic value of options outstanding and exercisable at December 31, 2018 was $170,002. Aggregate intrinsic value represents the difference between the Company’s closing stock price on the last trading day of the fiscal period, which was $11.18 as of December 31, 2018, and the exercise price multiplied by the number of options outstanding.

Transactions involving options are summarized as follows:

	Number of	Weighted Average
	Options	Exercise Price
Options outstanding at August 31, 2016	-	$-
Granted	-	-
Exercised	-	-
Cancelled / Expired	-	-
Options outstanding at August 31, 2017	-	$-
Granted	-	-
Exercised	-	-
Cancelled / Expired	-	-
Options outstanding at August 31, 2018	-	$-
Granted	38,462	6.76
Exercised	-	-
Cancelled / Expired	-	-

Options outstanding at December 31, 2018	38,462	$6.76

Note 12 - Stockholders’ Deficit

On May 6, 2019, Better Choice Company completed the acquisition of TruPet pursuant to a Stock Exchange Agreement dated February 2, 2019 and amended May 6, 2019.  At the closing of the transaction, Better Choice Company issued 15,027,533 shares of its Common Stock in exchange for 93% of the outstanding ownership units of TruPet.  Additionally, on May 6, 2019, Better Choice Company also completed the acquisition of Bona Vida pursuant to an Agreement and Plan of Merger dated February 28, 2019 and amended May 3, 2019.  At the closing of the transaction, Better Choice Company issued 18,003,273 shares of its Common Stock in exchange for all outstanding shares of Bona Vida.  The operations of Better Choice Company subsequent to the acquisitions are those of TruPet and Bona Vida.  For accounting purposes, the transaction is considered a reverse merger whereby TruPet is considered the accounting acquirer of Better Choice Company.

As a result of the transaction the historical TruPet members’ equity (units and incentive units) has been recast to reflect the equivalent Better Choice Common Stock for all periods presented after the transaction.  Prior to the transaction, TruPet was a Limited Liability Company and as such, the concept of authorized shares was not relevant.

Series A Preferred Units

In December 2018, the Company completed a private placement and issued 2,162,536 Series A Preferred Units (no par value) to unrelated parties for $2.40 per unit.  The proceeds were approximately $4.7 million, net of $0.5 million of share issuance costs.  Additionally, on February 12, 2019, an additional private placement of 62,500 Series A Preferred Units at $2.40 per unit was completed.  The proceeds were approximately $0.2 million, net of share issuance costs.

On May 6, 2019, all Series A Preferred Units were converted to 2,460,517 shares of Common Stock.

Series E Preferred Stock

On May 6, 2019, the Company acquired 2,633,678 shares of Series E Preferred Stock issued by Better Choice Company in the transaction. Series E Preferred Stock is treated as mezzanine equity as it has redemption features that can be exercised by the holder under certain instances outside the control of the Company. 925,758 shares of Series E Preferred Stock were converted to Common Stock in the three- and six-month period ended June 30, 2019. As of June 30, 2019, 1,707,920 shares of Series E Preferred Stock remain outstanding. Full conversion of the remaining Series E Preferred Stock would result in the issuance of 2,167,745 shares of Common Stock.

Common Stock

The Company was authorized to issue 580,000,000 shares of Common Stock as of December 31, 2018. On April 22, 2019, the Company filed a certificate of amendment of certificate of incorporation with the State of Delaware which reduced the number of authorized shares of Common Stock to 88,000,000. The Company has 43,168,161 and 11,661,485 shares of Common Stock issued and outstanding as of June 30, 2019 and December 31, 2018, respectively.

On March 14, 2019, the Company filed a certificate of amendment of Certificate of Incorporation with the Delaware Secretary of State to effect a one-for-26 reverse split of Common Stock effective March 15, 2019. All of the Common Stock amounts and per share amounts in these financial statements and footnotes have been retroactively adjusted to reflect the effect of this reverse split.

On December 12, 2018, Better Choice Company closed a private placement offering (the “December Offering”) of 1,425,641 units (the “Units”), each unit consisting of (i) one share of the Company’s Common Stock and (ii) a warrant to purchase one half of a share of Common Stock.  The Units were offered at a fixed price of $1.95 per Unit for gross proceeds of $2.8 million.  Costs associated with the December Offering were $0.1 million, and net proceeds were $2.7 million.  Net proceeds of $2.6 million were received by the Company during the period ended December 31, 2018 for the sale of 1,400,000 common shares, and $0.1 million of the net proceeds were received on January 8, 2019 for the sale of 25,641 common shares. The Warrants are exercisable over a two-year period at the initial exercise price of $3.90 per share. (See Note 8 – Warrant Derivative Liability). A portion of the proceeds from this private placement was used to acquire the initial 7% of TruPet.

In connection with the December Offering, Better Choice Company also entered into a registration rights agreement (the “Registration Rights Agreement”) with each investor in the Offering. Pursuant to the Registration Rights Agreement, the Company agreed to use commercially reasonable efforts to file with the Securities and Exchange Commission a registration statement on Form S-1 (or other applicable form) within 60 days following the closing date to register the resale of the shares of Common Stock sold in the Offering and shares of Common Stock issuable upon exercise of the Warrants.

On November 18, 2018 the Company entered into a consulting agreement for management services. The consultant was awarded the equivalent of 303,427 shares of Common Stock, half which vested on November 18, 2018 and the remainder on a monthly schedule over 2 years.

During the period from January 1, 2019 through May 5, 2019, equity awards for the equivalent of 979,716 shares were issued to employees and consultants and were valued at a weighted average value per share of $2.26, the fair value at the date of award.  The awards vested over three years.

However, on May 6, 2019, all equity incentive awards issued prior to May 6, 2019 immediately vested.  As a result of the immediate vesting of these awards, share-based compensation expense equal to $2.2 million and $2.4 million has been recorded during the three and six-months ended June 30, 2019.  There were no equity awards issued or outstanding during the three and six months ended June 30, 2018.

The Company retired 914,919 member units (equivalent to 1,011,748  Common Shares) in TruPet representing the 7% Better Choice Company ownership of TruPet valued at $2.2 million which was recorded as part of loss on acquisition.

The Company also issued 5,744,991 million units for gross proceeds of $3.00 per unit, also closing on May 6, 2019 (the “PIPE Transaction”).    Each unit included one common share of Better Choice Company stock, and a warrant to purchase an additional share.  The funds raised from the PIPE Transaction will be used to fund the operations of the combined company. Net proceeds of $15.7 million were received in the private placement, allocable between shares of Common Stock and warrants.

Pursuant to Damian Dalla-Longa’s (“Mr. Dalla-Longa”) employment agreement with Bona Vida dated October 29, 2018, he was entitled to a $500,000 Change of Control payment.  It was later agreed to and included in Mr. Dalla-Longa’s Better Choice Company employment agreement dated May 6, 2019, that he would receive 100,000 common shares in the Company in consideration for the $500,000 Change of Control payment.  The 100,000 common shares were valued at $6.00 per share, which was the market value as of the date of Mr. Dalla-Longa’s employment agreement.

Stock Options

On May 6, 2019, the Company acquired the Better Choice Company, Inc. 2019 Incentive Award Plan (“2019 Incentive Award Plan”) which became effective as of April 29, 2019. The 2019 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, other stock or cash-based awards or a dividend equivalent award (each an “Award”). Non-employee directors of the Company and employees and consultants of the Company or any of its subsidiaries are eligible to receive awards under the 2019 Plan. The 2019 Plan authorizes the issuance of (i) 6,000,000 shares of common stock plus (ii) an annual increase on the first day of each calendar year beginning on January 1, 2020 and ending on and including January 1, 2029, equal to the lesser of (A) 10% of the shares of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of common stock as determined by the Board.  At the time of acquisition, the following grants had been issued under the 2019 Incentive Award Plan:

On May 6, 2019, as part of the merger, the Company acquired options to purchase an aggregate of 3,750,000 shares of the Company’s Common Stock at an exercise price of $5.00 per share. These options had been granted to management of Better Choice Company on May 2, 2019. Subject to the holder’s continued service to the Company, each such option vests with respect to 1/24th of the underlying shares on each monthly anniversary of the grant date such that the option is fully vested on the second anniversary of the grant date.

On May 6, 2019, as part of the merger, the Company acquired options to purchase an aggregate of 1,500,000 shares of the Company’s Common Stock at an exercise price of $5.00 per share. These options had been granted to non-employee directors of Better Choice Company on May 2, 2019. Subject to the holder’s continued service to the Company, each such option vests with respect to 1/24th of the underlying shares on each monthly anniversary of the grant date such that the option is fully vested on the second anniversary of the grant date.

After the acquisition, the following stock option awards were granted under the 2019 Incentive Award Plan, subject to stockholder approval of the 2019 Incentive Award Plan:

On May 21, 2019, the Company granted to third-party consultants options to purchase an aggregate of 60,000 shares of the Company’s Common Stock at an exercise price of $7.50 per share.  Subject to the holder’s continued service to the Company, each such option vests with respect to 1/36th of the underlying shares on each monthly anniversary of the grant date, such that the option is fully vested on the third anniversary of the grant date.

On May 21, 2019, the Company granted to employees options to purchase an aggregate of 30,000 shares of the Company’s Common Stock at an exercise price of $7.50 per share.  Subject to the holder’s continued service to the Company, each such option vests with respect to 25% of the underlying shares on the first anniversary of the grant date and the remainder vests in 24 equal installments on each monthly anniversary of the grant date following the first anniversary of the grant date, such that the option is fully vested on the third anniversary of the grant date.

On June 29, 2019, the Company granted to employees options to purchase an aggregate of 3,000 shares of the Company’s Common Stock options at an exercise price of $7.50 per share.  Subject to the holder’s continued service to the Company, each such option vests with respect to 25% of the underlying shares on the first anniversary of the grant date and the remainder vests in 24 equal installments on each monthly anniversary of the grant date following the first anniversary of the grant date, such that the option is fully vested on the third anniversary of the grant date.

Following the stockholder approval of the 2019 Incentive Award Plan, all vested options described herein will become exercisable and may be exercised through the ten-year anniversary of the grant date (or such earlier date described in the applicable award agreement following a holder’s termination of service).

Dollars in thousands except per share amounts	Date of grant(s)	Vesting period (years)	Number	Exercise price ($)	Share-based payment expense ($)	Risk-free rate	Volatility	Dividend yield	Expiry (yrs)	Remaining Life (yrs)
Option grant	5/21/2019	2	60,000	$7.50	9	2.28%	55.00%	Nil	10	9.9
Option grant	5/21/2019	3	30,000	$7.50	5	2.28%	55.00%	Nil	10	9.9
Option grant	6/29/2019	3	3,000	$7.50	0	1.84%	56.00%	Nil	10	10.0
			93,000		$14

Pursuant to ASC 718-10-35-8, the Company recognizes compensation cost for stock and option awards with only service conditions that have a graded vesting schedule on a straight-line basis over the service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.

The following table summarizes the significant terms of options outstanding at June 30, 2019:

Range of exercise prices	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding options	number of options exercisable	Weighted average exercise price of exercisable options
$5.00 – 7.50	5,381,462	9.8	$5.06	260,545	5.04

Transactions involving options are summarized below:

	Number of Options	Weighted Average Exercise Price
Acquired on May 6, 2019	5,288,462	$5.00
Granted	93,000	$7.50
Options outstanding at June 30, 2019	5,381,462	$5.04

The intrinsic value of outstanding options is $34.2 million as of June 30, 2019.

Warrants

On May 6, 2019, the Company acquired 913,310 warrants with a weighted average exercise price of $3.70 with the acquisition of Better Choice Company. The Company also issued 5,744,991 warrants with an exercise price of $4.25 on May 6, 2019 as part of the PIPE. No warrants were exercised in the six months ending June 30, 2019.

	Number of Warrants	Weighted Average Exercise Price
Warrants Acquired on May 6, 2019	913,310	$3.70
Issued	5,744,991	$4.25
Exercised	-	-
Canceled / expired	-	-
Warrants outstanding at June 30, 2019	6,658,301	$4.39

The intrinsic value of outstanding warrants is $13.0 million as of June 30, 2019.